NOTES PAYABLE (Details)	12 Months Ended
	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Notes payable
Outstanding at December 31	CAD 774,000,000	CAD 1,218,000,000
Operated affiliates
Notes payable
Amount	3,500,000,000.0
Unused Capacity	600,000,000	600,000,000
Notes payable | U.S. dollars
Notes payable
Outstanding at December 31 | $				$ 197,000,000	$ 376,000,000
Revolving and demand credit facilities
Notes payable
Amount	11,100,000,000	8,900,000,000
TRANSCANADA PIPELINES LIMITED | Revolving credit facility | Maturing December 2021
Notes payable
Amount	3,000,000,000
Unused Capacity	3,000,000,000
Cost to maintain	6,000,000	6,000,000	CAD 6,000,000
TRANSCANADA PIPELINES LIMITED | Revolving credit facility | Maturing December 2017
Notes payable
Amount | $				2,000,000,000
Unused Capacity | $				$ 2,000,000,000
Cost to maintain	1,000,000
TRANSCANADA PIPELINES LIMITED | Notes payable
Notes payable
Outstanding at December 31	CAD 509,000,000	CAD 697,000,000
Weighted Average Interest Rate per Annum at December 31	0.90%	0.80%		0.90%	0.80%
TCPL USA | Revolving credit facility | Maturing December 2017
Notes payable
Amount | $				$ 1,000,000,000
Unused Capacity | $				900,000,000
Cost to maintain	CAD 1,000,000	CAD 3,000,000	2,000,000
Columbia | Revolving credit facility | Maturing December 2017
Notes payable
Amount	1,000,000,000
Unused Capacity	1,000,000,000
Columbia | Revolving credit facility | U.S. dollars
Notes payable
Amount | $				1,000,000,000.0
TAIL | Revolving credit facility | Maturing December 2017
Notes payable
Amount | $				500,000,000.0
Unused Capacity | $				$ 500,000,000
Cost to maintain	2,000,000	2,000,000	CAD 1,000,000
TAIL | Notes payable
Notes payable
Outstanding at December 31	CAD 265,000,000	CAD 521,000,000
Weighted Average Interest Rate per Annum at December 31	0.50%	1.10%		0.50%	1.10%
TCPL/TCPL USA | Revolving credit facility
Notes payable
Amount	CAD 2,100,000,000.0
Unused Capacity	CAD 700,000,000